NEW YORK LIFE INVESTMENTS FUNDS
NEW YORK LIFE INVESTMENTS FUNDS TRUST

NYLI Balanced Fund
NYLI Conservative Allocation Fund
NYLI Conservative ETF Allocation Fund
NYLI Equity Allocation Fund
NYLI Equity ETF Allocation Fund
NYLI Growth Allocation Fund
NYLI Growth ETF Allocation Fund
NYLI Income Builder Fund
NYLI Moderate Allocation Fund
NYLI Moderate ETF Allocation Fund
(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 16, 2025 (“Supplement”) to the
Summary Prospectuses and Prospectuses dated February 28, 2025 and August 28, 2024, as supplemented, and
Statement of Additional Information (“SAI”) dated February 28, 2025, as amended March 28, 2025

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectuses, Prospectuses, and SAI.

Effective immediately:

1. Jae S. Yoon and Poul Kristensen will no longer serve as portfolio managers of the Funds. All references to Mr. Yoon and Mr. Kristensen are deleted in their entirety from the Funds’ Summary Prospectuses, Prospectuses and SAI. Migene S. Kim will be added as a portfolio manager to the Funds. All other portfolio managers of each Fund will remain the same.

2. For each Fund, the table in the section entitled “Management” of the Summary Prospectus and Prospectus is amended to reflect changes in portfolio managers described above.

3. The subsection entitled “Portfolio Manager Biographies” under the heading “Know With Whom You Are Investing” in each Fund’s Prospectus is amended to include the following:

Migene S. Kim, CFA

Ms. Kim is a Managing Director at New York Life Investment Management LLC and has been with the firm since 2022. Previously, Ms. Kim was a Portfolio Manager and Senior Analyst at MacKay Shields LLC or its predecessors since 2005. Ms. Kim earned her MBA in Financial Engineering from the MIT Sloan School of Management and is a summa cum laude graduate in Mathematics from the University of Pennsylvania where she was elected to Phi Beta Kappa. She has been in the investment management industry since 1993. Ms. Kim is also a CFA® charterholder.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

REG-00051-04/25